Accrued Pension and Severance Costs (Schedule of Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
2016	¥ 990
2017	1,024
2018	1,270
2019	1,413
2020	1,700
2021 through 2025	9,565
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
2016	248
2017	232
2018	174
2019	191
2020	453
2021 through 2025	¥ 2,653